RISK MANAGEMENT	6 Months Ended
Jun. 30, 2012
Risks and Uncertainties [Abstract]
RISK MANAGEMENT
NOTE 15 - RISK MANAGEMENT

CONCENTRATIONS OF CREDIT RISK AND ECONOMIC DEPENDENCE

The Company's cash balances are maintained in various banks in Canada and the United States. Deposits held in banks in the United States are insured up to $250,000 per depositor for each bank by the Federal Deposit Insurance Corporation. Deposits held in banks in Canada are insured up to $100,000 Canadian per depositor for each bank by The Canada Deposit Insurance Corporation, a federal crown corporation. Actual balances at times may exceed these limits.

Accounts Receivable and Concentrations of Credit Risk: The Company performs on-going credit evaluations of its customers' financial condition and generally does not require collateral from its customers. Three of its customers accounted for 19.5%, 11.4% and 10.6%, of the Company's revenue during the six month period ended June 30, 2012 and 26.9%, 21.0% and 13.1%, respectively, of its accounts receivable as of June 30, 2012.

Three of its customers accounted for 39%, 16%, and 12%, respectively, of the Company's revenue during the six month period ended June 30, 2011 and 28%, 18%, and 15%, respectively, of its accounts receivable as of June 30, 2011.

For the six month period ended June 30, 2012, the Company purchased approximately 20.1% and 15.1% of its inventory from two vendors. For the six month period ended June 30, 2011, the Company purchased approximately 32.3% and 12.4% of its inventory from two vendors. The accounts payable to these vendors aggregated approximately $334,575 and $733,430 as of June 30, 2012 and 2011, respectively.